Simplify Volatility Premium ETF
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
1
Principal Value
U.S. Treasury Bills – 99.5%
U.S. Treasury Bill, 5.36%, 4/11/2024(a) ........................................ $ 243,500,000 $ 243,145,978
U.S. Treasury Bill, 5.36%, 4/16/2024(a) ........................................ 38,000,000 37,916,645
U.S. Treasury Bill, 5.40%, 4/30/2024(a) ........................................ 7,500,000 7,468,263
U.S. Treasury Bill, 5.39%, 5/21/2024(a)(b) ...................................... 485,000,000 481,456,803
U.S. Treasury Bill, 5.39%, 6/18/2024(a) ........................................ 49,000,000 48,449,951
Total U.S. Treasury Bills (Cost $818,430,892) ....................................... 818,437,640
Shares
Exchange-Traded Funds – 22.4%
Fixed Income Funds – 22.4%
Simplify Aggregate Bond ETF(c) .............................................. 4,896,741 104,937,160
Simplify Stable Income ETF(c) ............................................... 3,179,679 79,714,552
Total Exchange-Traded Funds (Cost $185,512,016) .................................. 184,651,712
Principal
U.S. Government Obligations – 4.3%
U.S. Treasury Inflation Indexed Note, 0.50%, 4/15/2024(d) ......................... $ 28,600,000 34,987,903
U.S. Treasury Note, 2.88%, 6/15/2025(d) ....................................... 100,000 97,603
Total U.S. Government Obligations (Cost $35,025,314) ................................ 35,085,506
Number of
Contracts Notional Amount
Purchased Options – 0.2%
Calls – Exchange-Traded – 0.2%
Chicago Board Option, April Strike Price $50, Expires 4/17/24 ............ 20,000 100,000,000 120,000
Chicago Board Option, May Strike Price $50, Expires 5/22/24 ............ 30,000 150,000,000 390,000
Chicago Board Option, June Strike Price $50, Expires 6/18/24 ............ 30,000 150,000,000 645,000
U.S. 2 Year Treasury Note Future, April Strike Price $105.75, Expires 4/26/24 3,603 762,034,500 0
U.S. 2 Year Treasury Note Future, May Strike Price $106, Expires 5/24/24 .. 13,386 2,837,832,000 209,170
1,364,170
Total Purchased Options (Cost $2,518,233) ........................................... 1,364,170
Total Investments – 126.4%
(Cost $1,041,486,455) .......................................................... $ 1,039,539,028
Liabilities in Excess of Other Assets – (26.4)% ........................................ (217,196,543)
Net Assets – 100.0% ............................................................ $ 822,342,485
Number of
Contracts Notional Amount
Written Options – (0.2)%
Calls – Exchange-Traded – (0.0)%†
U.S. Treasury Bond Future, April Strike Price $125, Expires 4/26/24 ....... (500) $ (62,500,000) $ (85,938)
U.S. Treasury Bond Future, May Strike Price $127, Expires 5/24/24 ....... (500) (63,500,000) (132,812)
(218,750)
Puts – Exchange-Traded – (0.2)%
U.S. Treasury Bond Future, April Strike Price $117, Expires 4/26/24 ....... (500) $ (58,500,000) $ (140,625)
U.S. Treasury Bond Future, April Strike Price $118, Expires 4/26/24 ....... (500) (59,000,000) (242,188)
U.S. Treasury Bond Future, April Strike Price $119, Expires 4/26/24 ....... (500) (59,500,000) (375,000)

Simplify Volatility Premium ETF
Consolidated Schedule of Investments
(Continued)
March 31, 2024 (Unaudited)
2
Number of
Contracts Notional Amount Value
U.S. Treasury Bond Future, May Strike Price $112, Expires 5/24/24 ........ (500) $ (56,000,000) $ (62,500)
U.S. Treasury Bond Future, May Strike Price $113, Expires 5/24/24 ........ (500) (56,500,000) (85,937)
U.S. Treasury Bond Future, May Strike Price $114, Expires 5/24/24 ........ (500) (57,000,000) (125,000)
U.S. Treasury Bond Future, May Strike Price $115, Expires 5/24/24 ........ (500) (57,500,000) (179,687)
U.S. Treasury Bond Future, May Strike Price $116, Expires 5/24/24 ........ (500) (58,000,000) (257,813)
(1,468,750)
Total Written Options (Premiums Received $3,280,475) ................................. $ (1,687,500)
† Less than 0.05%
(a) Represents a zero coupon bond. Rate shown reflects the effective yield.
(b) Security, or a portion thereof, in the amount of $282,917,915 has been pledged as collateral for reverse repurchase agreements as of March 31, 2024.
(c) Affiliated fund managed by Simplify Asset Management Inc.
(d) Securities with an aggregate market value of $12,326,270 have been pledged as collateral for options as of March 31, 2024.
At March 31, 2024, open futures contracts were as follows:
Number of
Contracts
Notional
Value
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Short position contracts:
CBOE VIX Future ................................ (4,610) $ (71,079,285) 5/22/24 $ 3,663,267
CBOE VIX Future ................................ (2,375) (38,352,688) 6/18/24 115,959
Total net unrealized appreciation $ 3,779,226
Affiliates
Fiscal period to date transactions with companies which are or were affiliates are as follows:
Affiliate
Value at
beginning of
the period
Purchases
Cost
Sales
Proceeds
Net Realized
Gain/(Loss)
Net Change
in Unrealized
Value at the
end of the
period
Number of
Shares at
the end of
the period
Dividend
Income
Capital Gain
Distributions
Simplify
Aggregate
Bond ETF $ — $ 109,606,744 $ (3,376,634) $ (133,833) $ (1,159,117) $ 104,937,160 4,896,741 $ 6,746,869 $ —
Simplify MBS ETF — 5,001,480 (5,013,910) 12,430 — — — — —
Simplify Stable
Income ETF — 86,539,434 (7,079,667) (44,029) 298,814 79,714,552 3,179,679 2,186,620 —
Simplify Tail Risk
Strategy
ETF — 5,268,970 (974,223) (4,294,747) — — — 40,075 —
$ — $ 206,416,628 $ (16,444,434) $ (4,460,179) $ (860,303) $ 184,651,712 8,076,420 $ 8,973,564 $ —

Simplify Volatility Premium ETF
Consolidated Schedule of Investments
(Continued)
March 31, 2024 (Unaudited)
3
††
The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund's investments but may not represent the Fund's market exposure to certain derivatives, if any, which are included in Liabilities in Excess of Other Assets.
Summary of Investment Type††
Industry
% of Net
Assets
U.S. Treasury Bills ................................................................................ 99.5%
Exchange-Traded Funds ........................................................................... 22.4%
U.S. Government Obligations ....................................................................... 4.3%
Purchased Options ............................................................................... 0.2%
Total Investments ................................................................................ 126.4%
Liabilities in Excess of Other Assets .................................................................. (26.4)%
Net Assets ..................................................................................... 100.0%
At March 31, 2024, open reverse repurchase agreements were as follows:
Counterparty Interest Rate Trade Date Maturity Date Face Amount
Payable for
Reverse
Repurchase
Agreements
Morgan Stanley Capital Services LLC 5.50% 3/28/2024 4/2/2024 $ 277,259,558 $ 277,259,558
$ 277,259,558 $ 277,259,558